Earnings (Loss) per Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

The following table sets forth the computation of basic and diluted earnings per unit for the nine months ended September 30, (in thousands, except per unit amounts):

	2019	2020
Basic and Diluted:
Net income	$12,965	$68,845
Weighted-average units	119,994	119,994
Basic and diluted net earnings per unit	$0.11	$0.57

The following table sets forth the computation of basic and diluted earnings per unit for the years ended December 31, (in thousands, except per unit amounts):

	2018	2019
Basic and Diluted:
Net income (loss)	$(60,764)	$39,745
Weighted-average units	119,994	119,994
Basic and diluted earnings (loss) per unit	$(0.51)	$0.33